UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

SMALLCAP World Fund®
Investment portfolio

December 31, 2007
 unaudited

Common stocks — 88.16%	Shares	Market value (000)

CONSUMER DISCRETIONARY — 18.02%
Jumbo SA1,2	4,844,956	$174,977
Schibsted ASA[1,2]	3,963,500	169,320
lululemon athletica inc.[2,3]	3,533,414	167,378
Fourlis[1,2]	4,074,000	160,730
Pantaloon Retail (India) Ltd.[1]	6,643,120	139,592
Central European Media Enterprises Ltd., Class A3	1,203,500	139,582
Lojas Renner SA, ordinary nominative	5,950,000	120,405
Praktiker Bau- und Heimwerkermärkte Holding AG1,2	3,769,183	111,324
Saks Inc.[3]	5,007,500	103,956
Cyrela Brazil Realty SA, ordinary nominative	7,271,000	98,908
Nitori Co., Ltd.[1]	2,059,600	98,035
Scientific Games Corp., Class A3	2,900,000	96,425
Billabong International Ltd.[1]	6,263,500	81,291
GOME Electrical Appliances Holding Ltd.[1]	31,663,000	80,080
Lions Gate Entertainment Corp.[2,3]	8,250,000	77,715
Rightmove PLC[1,2]	8,417,657	77,146
Jackson Hewitt Tax Service Inc.[2]	2,396,000	76,073
CarMax, Inc.[3]	3,800,000	75,050
Chipotle Mexican Grill, Inc., Class A3	255,000	37,503
Chipotle Mexican Grill, Inc., Class B3	288,000	35,438
Cheil Industries Inc.[1]	1,300,000	71,690
Blue Nile, Inc.[2,3]	1,037,940	70,642
CTC Media, Inc.[3]	2,200,000	66,440
Toyoda Gosei Co., Ltd.[1]	1,840,000	64,839
Arbitron Inc.[2]	1,496,760	62,220
Pinnacle Entertainment, Inc.[3]	2,630,000	61,963
Aristocrat Leisure Ltd.[1]	6,075,304	59,693
Kuoni Reisen Holding AG, Class B1	115,134	59,447
Nishimatsuya Chain Co., Ltd.[1,2]	5,375,000	59,329
Café de Coral Holdings Ltd.[1]	23,750,000	58,290
Banyan Tree Holdings Ltd.[1]	36,693,000	52,023
Hürriyet Gazetecilik ve Matbaacilik AS1,3	16,906,957	51,973
Ekornes ASA[1,2]	2,937,598	51,637
Timberland Co., Class A3	2,737,000	49,485
Tokai Rika Co., Ltd.[1]	1,568,100	49,203
GEOX SpA[1]	2,346,080	46,769
Life Time Fitness, Inc.[3]	940,000	46,699
Galaxy Entertainment Group Ltd.[1,3]	49,911,000	46,646
Crocs, Inc.[3]	1,200,000	44,172
Amtek Auto Ltd.[1]	4,020,000	43,349
Honeys Co., Ltd.[1,2]	1,782,940	43,227
Polaris Industries Inc.	900,000	42,993
Hotai Motor Co., Ltd.[1]	16,119,415	41,861
Hankook Tire Co., Ltd.[1]	2,080,000	39,387
Navitas Ltd.[1,2]	21,727,690	39,095
Korea Kumho Petrochemical Co., Ltd.[1]	610,940	38,344
Trinity Limited[1,2,3,4]	82,337,500	37,485
SeLoger.com[1,3]	580,000	34,022
Nien Made Enterprise Co., Ltd.[1,2]	28,170,012	33,771
Peet’s Coffee & Tea, Inc.[2,3]	1,015,000	29,506
PETsMART, Inc.	1,250,000	29,412
Codere SA1,3	1,100,000	29,372
CKE Restaurants, Inc.	2,200,000	29,040
Keihin Corp.[1]	1,610,000	28,789
Dolan Media Co.[3]	963,000	28,091
Hana Tour Service Inc.[1]	338,200	27,580
ASICS Corporation[1]	1,805,000	25,913
Halfords Group PLC[1]	4,200,000	25,000
Debenhams PLC[1]	15,780,000	24,991
Quiksilver, Inc.[3]	2,800,000	24,024
Fontainebleau Resorts LLC, Class A, non-voting units[1,3,4]	1,900,000	22,800
XM Satellite Radio Holdings Inc., Class A3	1,800,000	22,032
Bijou Brigitte modische Accessoires AG1	127,000	21,480
Agora SA1	952,000	21,268
DeVry Inc.	400,000	20,784
American Axle & Manufacturing Holdings, Inc.	1,115,400	20,769
Getty Images, Inc.[3]	715,346	20,745
Asahi India Glass Ltd.[1]	6,721,886	19,929
Williams-Sonoma, Inc.	730,000	18,907
TAKKT AG1	1,071,778	18,601
Shuffle Master, Inc.[3]	1,550,224	18,587
Tractor Supply Co.[3]	513,700	18,462
Urban Outfitters, Inc.[3]	675,000	18,400
P.F. Chang’s China Bistro, Inc.[3]	800,000	18,272
PetMed Express, Inc.[2,3]	1,500,000	18,150
PartyGaming PLC[1,3]	30,750,000	17,557
Denny’s Corp.[3]	4,500,000	16,875
Gafisa SA, ordinary nominative	900,000	16,791
ElringKlinger AG1	135,000	16,752
Bloomsbury Publishing PLC[1,2]	5,405,000	16,198
Bob Evans Farms, Inc.	600,000	16,158
Talbots, Inc.	1,349,875	15,956
Fleetwood Enterprises, Inc.[3]	2,655,000	15,877
Chuang’s China Investments Ltd.[1,2]	119,995,000	14,708
Stockmann Oyj, Class B1	336,481	14,471
Land & Houses PCL[1]	50,000,000	13,360
YBM Sisa.com Inc.[1,2]	824,930	13,097
Entertainment Rights PLC[1,2,3]	42,500,000	13,009
HUGO BOSS AG, preference shares[1]	215,000	12,141
ValueVision Media, Inc., Class A2,3	1,900,000	11,951
TOD’S SpA[1]	162,000	11,287
Prime Success International Group Ltd.[1]	15,200,000	11,220
JJB Sports PLC[1]	4,390,500	10,633
Children’s Place Retail Stores, Inc.[3]	400,000	10,372
Domino’s Pizza Enterprises Ltd.[1,2]	3,556,986	10,305
New Oriental Education & Technology Group Inc. (ADR)[3]	127,329	10,261
Formosa International Hotels Corp.[1]	1,080,756	9,701
Largan Precision Co., Ltd.[1]	688,500	9,066
RNB Retail and Brands AB1	961,000	8,875
1-800-FLOWERS.COM, Inc., Class A3	1,000,000	8,730
Hemtex AB1	725,500	8,284
Rambler Media Ltd.[1,3]	267,360	8,021
Next Media Ltd.[1]	22,100,000	7,820
OSIM International Ltd.[1]	18,750,000	7,777
Cabela’s Inc.[3]	500,000	7,535
Truworths International Ltd.[1]	1,867,500	7,380
Haseko Corp.[1,3]	3,950,000	6,784
TVN SA1	666,005	6,731
Cedar Fair, L.P.	312,900	6,612
Boyd Gaming Corp.	185,800	6,330
Spot Runner, Inc.[1,3,4]	1,313,877	6,123
Audible, Inc.[3]	676,877	6,038
CEC Unet PLC[1,2,3]	35,100,775	5,210
Cosi, Inc.[3]	2,000,000	4,480
Pumpkin Patch Ltd.[1]	1,938,017	3,905
Gaming VC Holdings SA1,2	2,023,800	3,816
Sharper Image Corp.[2,3]	950,000	2,660
Restoration Hardware, Inc.[3]	354,600	2,330
Hi-Lex Corp.[1]	3,200	45
Mobil Travel Guide[1,3,4]	96,033	24
		4,621,782

INDUSTRIALS — 16.26%
Samsung Engineering Co., Ltd.[1]	1,862,640	183,801
Murray & Roberts Holdings Ltd.[1]	9,835,000	146,644
Container Corp. of India Ltd.[1]	2,891,794	140,793
BayWa AG1,2	2,088,329	103,544
Downer EDI Ltd.[1,2]	21,033,416	98,828
SIA Engineering Co. Ltd.[1]	28,405,000	88,096
MSC Industrial Direct Co., Inc., Class A	2,100,000	84,987
Kaba Holding AG1,2	250,800	78,312
Corrections Corporation of America[3]	2,650,000	78,202
UAP Holding Corp.	2,020,300	77,984
Boart Longyear Ltd.[1,3,4]	33,000,000	67,615
Boart Longyear Ltd.[1,3]	4,730,926	9,693
ELLINIKI TECHNODOMIKI TEB SA1	5,208,000	74,306
Actuant Corp., Class A	2,150,000	73,122
IVRCL Infrastructures & Projects Ltd.[1]	5,149,316	72,440
Aalberts Industries NV1	3,651,000	71,856
KBR, Inc.[3]	1,848,000	71,702
LS Industrial Systems Co., Ltd.[1]	1,117,367	66,090
Mine Safety Appliances Co.	1,249,800	64,827
Danieli & C. Officine Meccaniche SpA[1,2]	2,592,500	61,239
Michael Page International PLC[1]	10,356,190	58,760
Pyeong San Co., Ltd.[1,2]	1,075,000	57,418
Nagarjuna Construction Co. Ltd.[1]	6,404,543	57,084
Singapore Post Private Ltd.[1]	72,853,664	56,578
Sintex Industries Ltd.[1]	3,865,000	55,630
Watsco, Inc.[2]	1,496,053	54,995
GfK AG1	1,365,500	54,607
Delachaux SA1	564,500	54,147
IJM Corp. Bhd.[1]	20,840,000	54,013
TK Corp.[1,2]	1,580,000	51,246
Genesis Lease Ltd. (ADR)[2]	2,715,000	50,933
Northgate PLC[1]	3,248,136	49,217
Shenzhen Expressway Co. Ltd., Class H1	42,916,000	46,770
Resources Connection, Inc.[2,3]	2,557,500	46,444
Koninklijke BAM Groep NV1	1,940,000	45,591
Graco Inc.	1,215,000	45,271
Hopewell Holdings Ltd.[1]	9,750,000	44,825
MISUMI Group Inc.[1]	2,462,000	43,039
A-TEC Industries AG1	326,751	43,020
Trakya Cam Sanayii AS1	17,552,622	42,059
Corporate Executive Board Co.	675,000	40,568
GS Engineering & Construction Corp.[1]	247,127	40,532
Grontmij NV, depository receipts[1,2]	1,149,969	40,431
United Stationers Inc.[3]	868,700	40,143
Emeco Holdings Ltd.[1,2]	41,027,381	38,282
Michaniki SA1,2	3,935,000	31,445
Michaniki SA, preference shares[1,2]	871,900	5,212
TaeWoong Co., Ltd.[1]	371,213	34,852
Jain Irrigation Systems Ltd.[1]	2,106,000	34,465
Samsung Techwin Co., Ltd.[1]	743,700	32,924
Acuity Brands, Inc.	727,000	32,715
Altra Holdings, Inc.[2,3]	1,905,548	31,689
Wilh. Wilhelmsen ASA, Class A1	799,600	31,211
Goodpack Ltd.[1]	19,678,000	30,605
JVM Co., Ltd.[1,2]	506,000	30,446
Bradken Ltd.[1]	4,389,221	30,244
EnerSys[3]	1,200,000	29,952
URS Corp.[3]	550,000	29,882
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	659,300	29,425
ALL – América Latina Logística, units	2,250,000	29,140
AirAsia Bhd.[1,3]	51,221,900	24,649
Daelim Industrial Co., Ltd.[1]	127,000	23,855
Houston Wire & Cable Co.[2]	1,678,900	23,740
JetBlue Airways Corp.[3]	4,000,000	23,600
Beacon Roofing Supply, Inc.[2,3]	2,695,400	22,695
TransDigm Group Inc.[3]	500,000	22,585
Aboitiz Equity Ventures, Inc.[1]	134,250,000	22,338
Continental Airlines, Inc., Class B3	1,000,000	22,250
Dore Holdings Ltd.[1,2]	91,504,000	20,980
Havell’s India Ltd.[1]	1,150,335	20,228
Uponor Oyj[1]	790,000	19,707
Halla Engineering & Construction Corp.[1,2]	626,000	19,058
InnerWorkings, Inc.[3]	1,100,000	18,986
AeroVironment, Inc.[3]	744,650	18,021
Cpl Resources PLC[1,2]	2,772,598	17,665
G-Shank Enterprise Co., Ltd.[1,2]	15,034,320	17,526
Pentair, Inc.	500,000	17,405
Chen Hsong Holdings Ltd.[1]	27,746,000	16,536
Hong Kong Aircraft Engineering Co. Ltd.[1]	600,000	16,185
Federal Signal Corp.	1,425,000	15,989
Georg Fischer Ltd[1,3]	25,850	15,814
Kingspan Group PLC[1]	1,020,000	15,350
Kelly Services, Inc., Class A	800,000	14,928
PRONEXUS INC.[1]	1,627,000	14,681
KCC Corp.[1]	25,974	14,538
Herman Miller, Inc.	437,500	14,171
I. Kloukinas - I. Lappas SA1	1,080,000	14,000
Hyunjin Materials Co., Ltd.[1]	322,100	13,599
Curtiss-Wright Corp.	268,600	13,484
Krones AG1	165,000	13,192
Hubbell Inc., Class B	250,000	12,900
Aker American Shipping ASA[1,3]	544,600	12,588
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B (ADR)	500,000	12,560
Permasteelisa SpA[1]	615,000	12,092
Max India Ltd.[1,3]	1,795,000	11,885
Copa Holdings, SA, Class A	300,000	11,271
Melco International Development Ltd.[1]	7,500,000	11,182
ChoicePoint Inc.[3]	301,400	10,977
Hyflux Water Trust[1,2,3]	19,500,000	10,911
Norfolk Group Ltd.[1,2,3]	6,500,000	10,774
Intertek Group PLC[1]	545,000	10,649
Spirax-Sarco Engineering PLC[1]	605,000	10,480
Geberit AG1	74,000	10,076
Prosegur Compañía de Seguridad, SA1	282,000	10,004
Korea Electric Terminal Co., Ltd.[1]	350,000	8,889
Taiwan Secom Co., Ltd.[1]	5,515,900	8,554
Rollins, Inc.	445,500	8,554
Latécoère SA1	323,626	8,238
Gehl Co.[3]	500,000	8,020
Hopewell Highway Infrastructure Ltd.[1]	8,774,600	7,520
BELIMO Holding AG1	6,300	7,120
Wabash National Corp.	800,000	6,152
sia Abrasives Holding AG1	16,479	5,800
NEPES Corp.[1,3]	701,634	5,624
Ansaldo STS SpA[1,3]	390,000	4,920
Grafton Group PLC, units[1,3]	575,000	4,512
Aker Philadelphia Shipyard ASA[1,3,4]	346,000	3,632
Ballast Nedam NV, depository receipts[1]	77,825	3,205
American Reprographics Co.[3]	163,202	2,690
Imagelinx PLC[1,2,3]	21,385,714	473
ZOOTS[1,2,3,4]	25,173	234
		4,170,132

FINANCIALS — 11.53%
Pusan Bank[1,2]	11,726,500	194,835
Kotak Mahindra Bank Ltd.[1]	5,493,262	180,760
Daegu Bank, Ltd.[1,2]	10,570,000	173,477
Indiabulls Financial Services Ltd.[1]	6,193,648	153,622
Indiabulls Real Estate Ltd.[1,3]	8,069,292	151,934
HDFC Bank Ltd.[1]	2,435,000	106,300
Dah Sing Financial Holdings Ltd.[1]	10,493,800	103,382
MCB Bank Ltd.[1]	13,099,742	85,062
Dolphin Capital Investors Ltd.[1,2,3]	29,188,920	79,505
Jammu and Kashmir Bank Ltd.[1,2]	3,149,500	68,171
Banco Sofisa SA, preferred nominative[3]	8,116,400	63,188
Downey Financial Corp.[2]	1,775,000	55,220
East West Bancorp, Inc.	2,161,628	52,376
Challenger Financial Services Group Ltd.[1]	11,976,353	52,023
Banco de Oro-EPCI, Inc.[1]	34,600,000	50,324
Unitech Corporate Parks PLC[1,2,3]	21,324,163	47,993
Central Pattana PCL[1]	56,461,000	41,921
National Bank of Pakistan[1]	10,716,060	40,433
Redwood Trust, Inc.	1,125,000	38,520
Megaworld Corp.[1]	418,860,000	38,173
Interhyp AG1,2	527,850	37,837
Union Bank of the Philippines[1,2]	35,823,500	37,414
Mercury General Corp.	707,724	35,252
JSE Ltd.[1]	2,745,000	34,932
First Pacific Co. Ltd.[1]	44,300,000	34,278
China Banking Corp.[1]	2,142,187	34,175
Banco Macro SA, Class B (ADR)	1,365,800	33,790
Azimut Holding SpA[1]	2,630,000	33,672
Topdanmark A/S1,3	235,700	33,579
Ascendas Real Estate Investment Trust[1]	18,336,550	31,213
BOK Financial Corp.	601,791	31,113
IG Group Holdings PLC[1]	3,861,000	30,867
Northwest Bancorp, Inc.	1,130,000	30,024
eHealth, Inc.[3]	866,400	27,820
Asya Katilim Bankasi AS, Class B1,3	2,912,760	27,393
Oslo Børs VPS Holding ASA[1]	1,002,335	26,765
St. Joe Co.	750,000	26,633
MGIC Investment Corp.	1,165,700	26,147
Cathay Real Estate Development Co. Ltd.[1]	56,037,000	25,908
Chimera Investment Corp.	1,298,700	23,221
Banco Daycoval SA, preferred nominative	2,314,300	22,180
PT Bank Niaga Tbk[1]	222,354,000	21,117
Globe Trade Center SA1,3	1,154,938	20,863
Federal Agricultural Mortgage Corp., Class C	777,000	20,451
Gruppo MutuiOnline SpA[1,2,3]	3,160,000	20,096
Banco ABC Brasil SA, preferred nominative	2,976,700	19,828
Bank of Georgia (GDR)[1,3]	675,000	19,798
Union Bank of India[1]	3,750,000	19,558
AEON Mall Co., Ltd.[1]	706,800	18,555
Wilmington Trust Corp.	500,000	17,600
Banco Cruzeiro do Sol SA, preferred nominative	2,631,100	17,526
UCBH Holdings, Inc.	1,220,000	17,275
Banner Corp.	600,000	17,238
Paraná Banco SA, preferred nominative	3,454,720	16,895
Robinsons Land Corp., Class B1	41,188,300	16,350
Greek Postal Savings Bank SA1	849,030	15,321
Brascan Residential Properties SA, ordinary nominative	2,364,000	14,617
Solomon Mutual Savings Bank[1,2]	1,062,023	14,350
CastlePoint Holdings, Ltd.	1,186,700	14,240
Hung Poo Real Estate Development Corp.[1,2]	19,101,120	13,983
Amata Corp. PCL[1]	26,800,000	13,963
P/F Føroya Banki[1,3]	398,600	13,921
Home Federal Bancorp, Inc.[2,3]	1,384,249	13,898
SpareBank 1 SR-Bank[1]	1,065,933	12,955
Verwaltungs- und Privat-Bank AG1	50,000	12,340
AmericanWest Bancorporation	687,200	12,115
Russian Real Estate Investment Co. AB, Series B1,3	231,690	10,401
Kiatnakin Bank PCL[1]	12,200,000	10,235
Sparebanken Midt-Norge[1]	750,000	9,947
Cyrela Commercial Properties SA, ordinary nominative[3]	1,454,200	9,817
TICON Property Fund[1,2]	30,400,000	9,768
VastNed Retail NV1	97,000	9,262
Orco Property Group SA1	76,930	9,129
City National Corp.	150,000	8,933
TICON Industrial Connection PCL[1]	11,298,800	6,944
Naim Cendera Holdings Bhd.[1]	4,675,000	6,700
First Niagara Financial Group, Inc.	550,000	6,622
CapitaCommercial Trust Management Ltd.[1]	3,317,000	5,641
Eastern Property Holdings Ltd.[1]	58,053	5,047
Sumitomo Real Estate Sales Co., Ltd.[1]	100,000	4,488
Public Financial Holdings Ltd.[1]	5,205,000	3,333
Eurobancshares, Inc.[3]	800,000	3,200
Centennial Bank Holdings, Inc.[3]	115,255	666
Heritage Financial Corp.	28,944	576
		2,956,994

INFORMATION TECHNOLOGY — 11.38%
Kingboard Chemical Holdings Ltd.[1,2]	49,934,200	295,625
Novell, Inc.[2,3]	17,978,000	123,509
Tripod Technology Corp.[1,2]	30,340,108	108,908
SEEK Ltd.[1]	10,696,060	74,584
SkillSoft PLC (ADR)[2,3]	7,167,200	68,518
Moneysupermarket.com Group PLC[1,3]	23,905,000	65,787
Heartland Payment Systems, Inc.[2]	2,450,000	65,660
THQ Inc.[3]	2,186,000	61,623
Konami Corp.[1]	1,832,400	59,832
Verifone Holdings, Inc.[3]	2,500,000	58,125
Euronet Worldwide, Inc.[3]	1,652,400	49,572
Euronet Worldwide, Inc.[3,4]	200,000	6,000
Net 1 UEPS Technologies, Inc.[3]	1,832,000	53,788
Venture Corp. Ltd.[1]	5,969,600	52,301
ACI Worldwide, Inc.[2,3]	2,584,000	49,199
Mentor Graphics Corp.[3]	4,315,500	46,521
InfoSpace.com, Inc.[2,3]	2,421,200	45,519
Hutchinson Technology Inc.[2,3]	1,686,035	44,376
SRA International, Inc., Class A3	1,500,000	44,175
Tessera Technologies, Inc.[3]	1,000,000	41,600
Echelon Corp.[3]	2,000,000	41,280
Xchanging PLC[1,3]	7,293,160	40,330
TradeDoubler AB1,2	1,820,000	38,821
Diebold, Inc.	1,325,000	38,398
TIBCO Software Inc.[3]	4,715,000	38,050
Unisteel Technology Ltd.[1,2]	31,565,000	36,709
Solera Holdings, Inc.[3]	1,480,000	36,674
Kingboard Laminates Holdings Ltd.[1]	54,686,236	36,411
Wacom Co., Ltd.[1]	16,844	35,116
Veeco Instruments Inc.[2,3]	2,056,396	34,342
Internet Capital Group, Inc.[2,3]	2,819,000	33,095
austriamicrosystems AG, non-registered shares[1,2,3]	715,000	32,382
Red Hat, Inc.[3]	1,550,000	32,302
NeuStar, Inc., Class A3	1,125,040	32,266
Chartered Semiconductor Manufacturing Ltd[1,3]	47,000,000	31,391
Polycom, Inc.[3]	1,075,000	29,864
NCsoft Corp.[1,3]	577,000	29,849
MacDonald, Dettwiler and Associates Ltd.[3]	700,000	29,443
SINA Corp.[3]	645,000	28,580
Applied Micro Circuits Corp.[3]	3,218,750	28,132
Littelfuse, Inc.[3]	850,000	28,016
ASM Pacific Technology Ltd.[1]	3,840,000	28,002
Digital River, Inc.[3]	830,000	27,448
Thinkware Systems Corp.[1,2,3]	626,120	26,521
Semtech Corp.[3]	1,686,053	26,168
MoneyGram International, Inc.	1,700,000	26,129
Rogers Corp.[3]	600,000	26,022
Hana Microelectronics PCL[1]	40,425,000	25,799
CNET Networks, Inc.[3]	2,655,000	24,267
Infotech Enterprises Ltd.[1,2]	3,000,000	23,807
Arm Holdings PLC[1]	9,395,000	22,954
Compal Electronics, Inc.[1]	20,100,000	21,900
National Instruments Corp.	650,000	21,665
Standard Microsystems Corp.[3]	550,000	21,489
SMARTRAC NV1,3	373,500	20,175
Orbotech Ltd.[3]	1,128,317	19,802
Finisar Corp.[3]	13,280,000	19,256
Verigy Ltd.[3]	700,000	19,019
Intersil Corp., Class A	775,000	18,972
Wintek Corp.[1]	13,917,273	18,938
McAfee, Inc.[3]	500,000	18,750
Varian Semiconductor Equipment Associates, Inc.[3]	487,500	18,038
Kapsch TrafficCom AG1,3	331,739	16,778
Wistron Corp.[1]	8,081,737	14,918
Sanmina-SCI Corp.[3]	8,000,000	14,560
Funcom NV1,2,3	3,000,000	13,749
Stratasys, Inc.[3]	532,000	13,747
Chicony Electronics Co., Ltd.[1]	7,048,850	13,191
i2 Technologies, Inc.[3]	1,001,500	12,619
DTS, Inc.[3]	482,300	12,332
Gartner, Inc.[3]	695,953	12,221
Renishaw PLC[1]	970,000	11,953
CDNetworks Co., Ltd.[1,2,3]	685,615	11,665
SourceForge, Inc.[2,3]	4,500,535	11,026
LoopNet, Inc.[3]	722,300	10,148
Cogent, Inc.[3]	900,000	10,035
Spark Networks, Inc.[2,3]	1,935,300	9,657
Advantech Co., Ltd.[1]	4,165,314	9,450
Ono Sokki Co., Ltd.[1,2]	1,609,000	9,249
Techwell, Inc.[3]	825,000	9,083
Celestica Inc.[3]	1,500,000	8,700
Sanken Electric Co., Ltd.[1]	1,625,000	8,628
Simmtech Co., Ltd.[1]	1,020,000	8,536
Intermec, Inc.[3]	400,000	8,124
PMC-Sierra, Inc.[3]	1,100,000	7,194
livedoor holdings Co., Ltd.[1,3]	75,320	6,406
Oakton Ltd.[1]	1,240,000	6,323
ORBCOMM Inc.[3]	1,000,000	6,290
Fairchild Semiconductor International, Inc.[3]	359,900	5,193
PDF Solutions, Inc.[3]	500,000	4,505
Taiflex Scientific Co., Ltd.[1]	4,792,854	4,284
Redline Communications Group Inc., Class A1,2,3	787,500	3,369
HSW International, Inc.[1,3,4]	751,313	3,342
SupportSoft, Inc.[3]	735,000	3,271
Avid Technology, Inc.[3]	112,800	3,197
Phoenix PDE Co., Ltd.[1,2]	1,500,000	3,149
Advanced Semiconductor Manufacturing Corp. Ltd., Class H1,3	59,590,000	2,932
Spansion Inc., Class A3	574,500	2,258
KEC Holdings Co. Ltd.[1,3]	781,249	1,770
DK UIL Co., Ltd.[1]	140,000	1,072
Infoteria Corp.[1,3]	2,577	735
Orbiscom Ltd.[1,3,4]	3,905,874	156
PixelFusion PLC[1,3,4]	2,300,000	65
KEC Corp.[1,3]	20,000	27
		2,917,701

HEALTH CARE — 9.76%
ResMed Inc[3]	2,933,200	154,081
ResMed Inc (CDI)[1,3]	1,500,000	7,819
Gerresheimer AG, non-registered shares[1,3]	1,435,000	79,605
ArthroCare Corp.[2,3]	1,602,000	76,976
American Medical Systems Holdings, Inc.[2,3]	5,320,000	76,927
Grifols, SA1	3,387,600	75,440
Beckman Coulter, Inc.	1,020,000	74,256
Medicis Pharmaceutical Corp., Class A	2,420,000	62,847
China Medical Technologies, Inc. (ADR)[2]	1,395,500	61,946
Integra LifeSciences Holdings Corp.[2,3]	1,458,000	61,134
Cochlear Ltd.[1]	918,610	60,235
Vital Signs, Inc.[2]	1,059,690	54,171
Laboratorios Almirall, SA1,3	2,435,000	53,041
BioMarin Pharmaceutical Inc.[3]	1,450,000	51,330
Nakanishi Inc.[1,2]	396,800	51,295
Mentor Corp.	1,250,700	48,902
Sirona Dental Systems, Inc.[3]	1,459,309	48,858
ev3 Inc.[3]	3,822,780	48,588
Gyrus Group PLC[1,3]	3,899,410	47,678
Hikma Pharmaceuticals PLC[1]	5,069,153	47,663
Haemonetics Corp.[3]	721,000	45,437
SonoSite, Inc.[2,3]	1,331,100	44,818
Fisher & Paykel Healthcare Corp. Ltd.[1]	16,600,000	44,347
Rhön-Klinikum AG, non-registered shares[1]	1,410,400	44,046
Apollo Hospitals Enterprise Ltd.[1,2]	3,275,000	43,449
NuVasive, Inc.[3]	1,034,561	40,886
Applera Corp., Celera group[3]	2,537,000	40,262
Insulet Corp.[2,3]	1,644,488	38,613
Exelixis, Inc.[3]	4,075,000	35,167
Intuitive Surgical, Inc.[3]	106,934	34,700
Volcano Corp.[2,3]	2,689,800	33,649
DiaSorin SpA[1,3]	1,754,300	33,634
Cougar Biotechnology, Inc.[1,2,3,4]	1,000,000	31,091
Ipca Laboratories Ltd.[1,2]	1,794,000	30,967
AMAG Pharmaceuticals, Inc.[3]	500,000	30,065
Allscripts Healthcare Solutions, Inc.[3]	1,533,300	29,777
United Laboratories International Holdings Ltd.[1,3]	49,445,000	29,154
I-Flow Corp.[2,3]	1,572,000	24,806
Bumrungrad Hospital PCL[1]	20,655,300	24,725
United Therapeutics Corp.[3]	250,000	24,413
Adams Respiratory Therapeutics, Inc.[3]	400,000	23,896
Cardiome Pharma Corp.[3]	2,650,000	23,638
Invacare Corp.	935,000	23,562
ICU Medical, Inc.[3]	654,000	23,551
Alexion Pharmaceuticals, Inc.[3]	300,000	22,509
Arpida Ltd.[1,2,3]	1,231,509	21,941
A&D Pharma Holdings NV (GDR)[1]	958,000	21,678
Vital Images, Inc.[2,3]	1,112,000	20,094
Greatbatch, Inc.[3]	990,400	19,798
Eclipsys Corp.[3]	775,000	19,615
Auxilium Pharmaceuticals, Inc.[3]	600,000	17,994
Varian, Inc.[3]	275,000	17,958
Kendle International Inc.[3]	357,000	17,464
Biosensors International Group, Ltd.[1,3]	27,650,000	17,270
Amplifon SpA[1]	3,325,980	16,742
Acorda Therapeutics, Inc.[3]	750,000	16,470
Top Glove Corp. Bhd.[1]	8,220,500	16,088
AngioDynamics, Inc.[3]	800,000	15,232
Kensey Nash Corp.[3]	500,000	14,960
Tecan Group AG1	215,586	12,816
Advanced Medical Optics, Inc.[3]	520,000	12,756
PSS World Medical, Inc.[3]	650,000	12,721
IDEXX Laboratories, Inc.[3]	200,000	11,726
Newron Pharmaceuticals SpA[1,3]	257,000	11,622
EGIS NYRT[1]	107,000	11,550
Array BioPharma Inc.[3]	1,370,000	11,535
Recordati SpA[1]	1,300,000	11,517
Northstar Neuroscience, Inc.[3]	1,215,500	11,304
Sigma Pharmaceuticals Ltd.[1]	7,500,000	10,451
Vical Inc.[2,3]	2,250,279	9,564
LifeCycle Pharma A/S1,3	1,300,000	9,016
Introgen Therapeutics, Inc.[2,3]	2,677,100	7,844
Senomyx, Inc.[3]	1,024,400	7,673
Hythiam, Inc.[2,3]	2,500,000	7,325
Conceptus, Inc.[3]	353,400	6,799
Krka, dd, Novo mesto[1]	27,820	5,048
Vision-Sciences, Inc.[2,3]	2,200,000	4,356
Apria Healthcare Group Inc.[3]	180,000	3,883
Arcadia Resources, Inc.[3,4]	3,749,999	3,825
Tong Ren Tang Technologies Co., Ltd., Class H1	1,238,000	2,293
BIOLASE Technology, Inc.[3]	579,804	1,368
Allied Medical Ltd.[1,3]	147,030	33
		2,504,283

ENERGY — 5.34%
OPTI Canada Inc.[2,3]	12,051,600	201,548
OPTI Canada Inc.[2,3,4]	420,000	7,024
Oilexco Inc.[3]	6,808,600	90,406
Oilexco Inc. (GBP denominated)[1,3,4]	2,900,000	40,843
Oilexco Inc.[3,4]	520,000	6,905
Quicksilver Resources Inc.[3]	2,086,750	124,349
Banpu PCL[1]	9,167,700	107,264
Straits Asia Resources Ltd.[1]	41,635,400	89,491
Heritage Oil Corp.[2,3]	1,564,900	82,738
Concho Resources Inc.[2,3]	3,967,920	81,779
WorleyParsons Ltd.[1]	1,289,556	58,454
KNM Group Bhd.[1]	22,690,000	52,393
Denbury Resources Inc.[3]	1,590,000	47,303
First Calgary Petroleums Ltd.[2,3]	10,846,000	31,579
First Calgary Petroleums Ltd. (GBP denominated)[1,2,3]	4,800,000	13,665
BA Energy Inc.[1,2,3,4]	5,661,692	39,927
FMC Technologies, Inc.[3]	700,000	39,690
Denison Mines Corp.[3]	3,500,000	31,347
Expro International Group PLC[1]	1,500,000	30,493
Bill Barrett Corp.[3]	700,000	29,309
Centennial Coal Co. Ltd.[1]	5,927,391	25,059
Regal Petroleum PLC[1,2,3]	7,817,000	23,378
VeraSun Energy Corp.[3]	1,355,200	20,707
Uranium One Inc.[3]	2,250,000	20,016
Synenco Energy Inc., Class A3	2,050,000	17,431
Bankers Petroleum Ltd.[3]	13,703,800	12,011
Bankers Petroleum Ltd.[3,4]	2,200,000	1,928
Core Laboratories NV3	100,000	12,472
Petro Rubiales Energy Corp.[3,4]	8,000,000	11,687
Sterling Energy PLC[1,3]	37,700,000	10,527
Mart Resources, Inc.[3,4]	6,459,375	2,928
Mart Resources, Inc.[1,3,4]	6,000,000	2,582
High Arctic Energy Services Inc.	1,923,000	2,267
		1,369,500

MATERIALS — 4.35%
AMG Advanced Metallurgical Group NV1,2,3	1,456,000	108,222
Major Drilling Group International Inc.[2,3]	1,425,000	89,870
Dongkuk Steel Mill Co., Ltd.[1]	1,181,683	59,000
AptarGroup, Inc.	1,200,000	49,092
Kenmare Resources PLC[1,2,3]	45,091,000	47,298
Peter Hambro Mining PLC[1,3]	1,690,000	40,939
Croda International PLC[1]	3,565,000	40,776
Kemira Oyj[1]	1,705,000	35,521
James Hardie Industries NV1	6,300,000	35,447
Asian Paints Ltd.[1]	1,270,200	35,416
Symrise AG1,3	1,210,000	33,698
Yamana Gold Inc.	2,400,000	31,167
Taiwan Cement Corp.[1]	22,261,326	30,592
Eastern Platinum Ltd.[3]	8,061,700	23,310
Eastern Platinum Ltd.[3,4]	2,500,000	7,228
Central African Mining & Exploration Co. PLC[1,3]	39,546,569	30,016
SSCP Co., Ltd.[1,3]	890,000	29,889
Nikanor PLC[1,3]	2,112,945	26,125
Mineral Deposits Ltd.[1,2,3]	16,220,000	19,140
Mineral Deposits Ltd. (CAD denominated)[2,3]	6,300,000	6,982
Minerals Technologies Inc.	380,000	25,441
Macarthur Coal Ltd.[1]	2,870,000	24,552
Lynas Corp. Ltd.[1,3]	24,621,611	20,997
United Phosphorus Ltd.[1]	2,317,943	20,495
Banro Corp.[3,4]	1,714,800	19,694
Sino-Forest Corp.[3]	900,000	19,440
FUCHS PETROLUB AG1	210,700	19,307
PT Indocement Tunggal Prakarsa Tbk[1]	21,125,000	18,322
PT Semen Gresik[1]	27,150,000	16,095
Gem Diamonds Ltd.[1,3]	800,000	15,191
Cementerie del Tirreno S.p.A.[1]	1,600,000	13,974
Valspar Corp.	617,257	13,913
Oxus Gold PLC[1,3]	15,915,000	13,585
Shree Cement Ltd.[1]	350,000	11,894
Ta Ann Holdings Bhd.[1]	5,300,000	11,195
Peak Gold Ltd.[3,4]	12,500,000	7,556
Peak Gold Ltd.[3]	6,000,000	3,627
European Goldfields Ltd.[1,3]	1,996,000	10,811
Samling Global Ltd.[1]	53,410,000	10,629
Cleveland-Cliffs Inc	83,516	8,418
Hung Hing Printing Group Ltd.[1]	17,199,000	7,261
Zoloto Resources Ltd.[2,3]	5,425,000	5,903
Mwana Africa PLC[1,3,4]	5,980,000	5,083
Nihon Parkerizing Co., Ltd.[1]	350,000	4,645
Gammon Gold Inc.[3]	539,200	4,324
Energem Resources Inc.[2,3]	7,502,500	2,268
Energem Resources Inc.[2,3,4]	2,200,000	665
		1,115,013

CONSUMER STAPLES — 3.23%
Lindt & Sprüngli AG, participation certificate[1]	19,166	65,990
Lindt & Sprüngli AG1	1,694	59,247
Coca-Cola Icecek AS, Class C1	7,623,603	88,062
Bare Escentuals, Inc.[3]	3,574,400	86,679
Andersons, Inc.[2]	1,247,000	55,866
Olam International Ltd.[1]	28,265,000	55,593
China Mengniu Dairy Co.[1]	14,313,000	52,346
Hain Celestial Group, Inc.[3]	1,380,000	44,160
Anadolu Efes Biracilik ve Malt Sanayii AS1	3,587,982	42,694
Poslovni sistem Mercator, dd1	69,933	34,224
Hite Brewery Co., Ltd.[1]	210,000	31,882
China Yurun Food Group Ltd.[1]	18,036,000	29,631
MARR SpA[1]	2,865,000	29,111
AMOREPACIFIC Corp.[1]	36,702	27,658
PT Astra Agro Lestari Tbk[1]	7,950,000	23,543
IAWS Group PLC[1]	952,000	21,042
Fresh Del Monte Produce Inc.[3]	537,500	18,049
Universal Robina Corp.[1]	51,235,000	17,326
China Milk Products Group Ltd.[1]	19,600,000	14,836
Emmi AG1	95,800	12,665
Trigon Agri A/S1,2,3	3,875,000	11,043
Central Garden & Pet Co., Class A3	1,250,000	6,700
		828,347

TELECOMMUNICATION SERVICES — 1.68%
Time Warner Telecom Inc., Class A3	4,100,000	83,189
LG Telecom Ltd.[1]	6,370,000	66,811
Manitoba Telecom Services Inc.	1,070,000	49,555
Partner Communications Co. Ltd.[1]	2,035,000	44,888
Partner Communications Co. Ltd. (ADR)	125,000	2,760
NTELOS Holdings Corp.	1,604,175	47,628
Telemig Celular Participações SA, preferred nominative	524,843	14,311
Telemig Celular Participações SA, preferred nominative (ADR)	163,000	9,152
DiGi.Com Bhd.[1]	2,927,500	21,889
Globe Telecom, Inc.[1]	526,867	20,064
Total Access Communication PCL[1,3]	17,046,000	19,362
Cellcom Israel Ltd.	607,000	19,278
True Corp. PCL[1,3]	107,000,000	18,246
QSC AG1,3	1,969,863	8,276
StarHub Ltd[1]	3,246,840	6,309
		431,718

UTILITIES — 1.65%
Xinao Gas Holdings Ltd.[1,2]	51,038,000	100,995
GVK Power & Infrastructure Ltd.[1,3]	3,357,464	68,042
First Gen Corp.[1]	29,779,000	42,673
Glow Energy PCL[1]	37,970,000	37,457
Manila Water Co., Inc.[1]	76,501,300	34,031
PNOC Energy Development Corp.[1]	208,263,000	32,886
Northumbrian Water Group PLC[1]	3,425,000	23,055
AES Tietê SA, preferred nominative	600,000,000	22,428
Electricity Generating PCL[1]	6,535,500	21,734
CESC Ltd.[1]	830,509	13,077
Energen Corp.	200,000	12,846
Ratchaburi Electricity Generating Holding PCL[1]	7,560,000	10,187
EDF Energies Nouvelles SA1	63,400	4,397
		423,808

MISCELLANEOUS — 4.96%
Other common stocks in initial period of acquisition		1,270,886

Total common stocks (cost: $17,177,913,000)		22,610,164

Rights & warrants — 0.06%

MATERIALS — 0.04%
Peak Gold Ltd., special warrants, expire 2008[1,3,4]	6,666,667	3,964
Peak Gold Ltd., warrants, expire 2012[3,4]	6,250,000	1,196
Eastern Platinum Ltd., warrants, expire 2008[3]	2,043,750	2,265
Eastern Platinum Ltd., warrants, expire 2009[3]	1,750,000	1,834
Oriel Resources PLC, warrants, expire 2010[3,4]	2,500,000	843
Energem Resources Inc., warrants, expire 2009[1,2,3,4]	2,200,000	87
Energem Resources Inc., warrants, expire 2008[1,2,3]	1,200,000	—
		10,189

ENERGY — 0.01%
Petro Rubiales Energy Corp., warrants, expire 2012[3,4]	4,000,000	2,216
OPTI Canada Inc., warrants, expire 2008[1,2,3,4]	105,000	761
Bankers Petroleum Ltd., warrants, expire 2012[3,4]	1,100,000	333
Mart Resources, Inc., warrants, expire 2008[1,3,4]	3,229,687	—
		3,310

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		1,624

Total rights & warrants (cost: $8,211,000)		15,123

	Shares or	Market value
Convertible securities — 0.11%	principal amount	(000)

INFORMATION TECHNOLOGY — 0.07%
Fluidigm Corp., Series E, convertible preferred[1,3,4]	4,378,695	$17,515
Socratic Technologies, Inc., Series A, convertible preferred[1,3,4]	375,000	—
		17,515

CONSUMER DISCRETIONARY — 0.03%
Spot Runner, Inc., Series C, convertible preferred[1,3,4]	1,626,016	7,577

TELECOMMUNICATION SERVICES — 0.01%
Time Warner Telecom Inc. 2.375% convertible debentures 2026	$1,600,000	2,044

Total convertible securities (cost: $26,990,000)		27,136

	Principal amount
Bonds & notes — 0.06%	(000)

CONSUMER DISCRETIONARY — 0.06%
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	$16,600	16,143

Total bonds & notes (cost: $15,726,000)		16,143

Short-term securities — 11.43%

Federal Home Loan Bank 4.18%–4.35% due 1/18–3/7/2008	359,500	358,049
Fannie Mae 4.15%–4.31% due 1/14–3/12/2008	281,400	279,797
Freddie Mac 4.21%–4.27% due 1/22–3/19/2008	154,900	154,065
Freddie Mac 4.22% due 3/10/2008[5]	4,800	4,764
Nestlé Capital Corp. 4.20%–4.35% due 1/17–2/13/2008[6]	96,100	95,810
Alcon Capital Corp. 4.47% due 1/16–1/24/2008[6]	62,500	62,323
Swedish Export Credit Corp. 4.52%–4.72% due 1/3–1/31/2008	142,700	142,271
BP Capital Markets PLC 4.18%–4.47% due 2/6–2/13/2008[6]	115,000	114,373
Stadshypotek Delaware Inc. 4.71%–4.79% due 1/16–2/6/2008[6]	100,000	99,629
ING (U.S.) Funding LLC 4.75%–5.06% due 1/3–2/15/2008	97,000	96,722
HBOS Treasury Services PLC 4.55%–5.14% due 1/22–3/17/2008	96,890	96,256
Abbey National N.A. LLC 4.66%–4.87% due 1/9–1/22/2008	94,400	94,206
BASF AG 4.45%–4.77% due 1/14–1/25/2008[6]	89,700	89,440
Bank of Ireland 4.78% due 1/25–2/22/2008[6]	86,200	85,727
KfW International Finance Inc. 4.44%–4.46% due 1/15–1/23/2008[6]	82,500	82,337
CBA (Delaware) Finance Inc. 4.75%–5.04% due 1/7–2/19/2008	75,175	74,969
Westpac Banking Corp. 4.66%–5.06% due 1/8–1/15/2008[6]	75,000	74,882
Park Avenue Receivables Co., LLC 4.25%–6.15% due 1/2–2/15/2008[6]	74,600	74,371
AstraZeneca PLC 4.55%–4.92% due 1/14–1/23/2008[6]	64,185	64,024
Eksportfinans ASA 4.58% due 2/14/2008[6]	57,400	57,046
American Honda Finance Corp. 4.23%–4.50% due 1/15–3/4/2008	55,000	54,737
BMW U.S. Capital LLC 4.21%–4.45% due 1/3–1/22/2008[6]	53,700	53,617
Procter & Gamble International Funding S.C.A. 4.22%–4.48% due 1/25–2/4/2008[6]	52,500	52,243
Australia & New Zealand Banking Group, Ltd. 4.62% due 1/7/2008[6]	50,000	49,954
Lloyds Bank PLC 4.70% due 1/22/2008	50,000	49,848
Royal Bank of Scotland PLC 4.52% due 4/28/2008	49,900	49,104
Electricité de France 4.48%–4.82% due 1/8–2/27/2008	42,000	41,846
International Lease Finance Corp. 4.27% due 2/20/2008	40,600	40,319
Dexia Delaware LLC 4.72%–4.73% due 1/4–1/11/2008	40,100	40,060
UBS Finance (Delaware) LLC 4.825%–5.05% due 1/4–1/22/2008	38,900	38,816
Credit Suisse New York Branch 4.82% due 1/24/2008	30,000	29,904
European Investment Bank 4.41% due 2/1/2008	30,000	29,864
Toyota Motor Credit Corp. 4.50% due 3/19/2008	30,000	29,692
Thunder Bay Funding, LLC 4.86% due 1/16/2008[6]	15,000	14,966
Old Line Funding, LLC 5.85% due 1/18/2008[6]	14,491	14,449
Liberty Street Funding Corp. 6.00% due 2/5/2008[6]	27,400	27,235
Canadian Imperial Holdings Inc. 4.665% due 1/7/2008	25,000	24,977
Caisse d’Amortissement de la Dette Sociale 4.28% due 1/22/2008	25,000	24,924
Calyon North America Inc. 4.63% due 1/31/2008	25,000	24,890
Barton Capital LLC 4.68% due 1/4/2008[6]	20,000	19,989
Variable Funding Capital Corp. 4.78% due 1/10/2008[6]	8,800	8,787
Swedbank Mortgage AB 5.25% due 1/17/2008	4,300	4,289
Export Development Canada 4.32% due 1/28/2008	4,300	4,286
National Australia Bank Ltd. 4.71% due 1/11/2008[6]	2,000	1,997

Total short-term securities (cost: $2,932,030,000)		2,931,854

Total investment securities (cost: $20,160,870,000)		25,600,420
Other assets less liabilities		47,118

Net assets		$25,647,538

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous,"
was $13,342,141,000.
[2]Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]Security did not produce income during the last 12 months.

[4]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
Further details on these holdings appear below and on the following page.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Boart Longyear Ltd.	4/4/2007	$49,573	$67,615	.26%
Oilexco Inc. (GBP denominated)	12/15/2005	9,456	40,843	.16
Oilexco Inc.	3/7/2007	3,454	6,905	.03
BA Energy Inc.	8/25/2005–9/1/2006	33,229	39,927	.16
Trinity Limited	12/6/2007	37,508	37,485	.15
Cougar Biotechnology, Inc.	12/17/2007	29,000	31,091	.12
Fontainebleau Resorts LLC, Class A, non-voting units	10/5/2005–6/1/2007	21,500	22,800	.09
Banro Corp.	7/26/2005	7,320	19,694	.08
Fluidigm Corp., Series E, convertible preferred	12/21/2006–10/24/2007	17,515	17,515	.07
Petro Rubiales Energy Corp.	7/9/2007	5,551	11,687	.05
Petro Rubiales Energy Corp., warrants, expire 2012	7/9/2007	932	2,216	.01
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	7,577	.03
Spot Runner, Inc.	10/25/2006–5/21/2007	5,071	6,123	.02
Peak Gold Ltd.	3/21/2007	6,709	7,556	.03
Peak Gold Ltd., special warrants, expire 2008	11/26/2007	5,061	3,964	.02
Peak Gold Ltd., warrants, expire 2012	3/21/2007	1,386	1,196	.00
OPTI Canada Inc.	6/1/2005	4,610	7,024	.03
OPTI Canada Inc., warrants, expire 2008	6/1/2005	355	761	.00
Eastern Platinum Ltd.	4/3/2007	4,100	7,228	.03
Euronet Worldwide, Inc.	3/8/2007	5,000	6,000	.02
Mart Resources, Inc.	1/16/2007	3,316	2,928	.01
Mart Resources, Inc.	9/7/2007	2,278	2,582	.01
Mart Resources, Inc., warrants, expire 2008	1/16/2007	—	—	.00
Mwana Africa PLC	12/7/2005	5,032	5,083	.02
Arcadia Resources, Inc.	12/29/2006	7,500	3,825	.01
Aker Philadelphia Shipyard ASA	12/5/2007	3,626	3,632	.01
HSW International, Inc.	10/2/2007–12/17/2007	3,907	3,342	.01
Bankers Petroleum Ltd.	2/22/2007	1,328	1,928	.01
Bankers Petroleum Ltd., warrants, expire 2012	2/22/2007	—	333	.00
Oriel Resources PLC, warrants, expire 2010	2/8/2005	—	843	.00
Energem Resources Inc.	3/6/2007	1,035	665	.00
Energem Resources Inc., warrants, expire 2009	3/6/2007	367	87	.00
ZOOTS	1/30/2001–4/3/2001	8,167	234	.00
Orbiscom Ltd.	9/28/2000	12,144	156	.00
PixelFusion PLC	6/2/2000	5,243	65	.00
Mobil Travel Guide	12/17/2007	24	24	.00
Socratic Technologies, Inc., Series A, convertible preferred	6/9/2000	1,875	—	.00

Total restricted securities		$309,172	$370,934	1.44%

5This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
6Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,143,199,000, which represented 4.46% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended
December 31, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 12/31/07 (000)

Kingboard Chemical Holdings Ltd.	49,934,200	—	—	49,934,200	—	$295,625
OPTI Canada Inc.	12,051,600	—	—	12,051,600	—	201,548
OPTI Canada Inc.	420,000	—	—	420,000	—	7,024
OPTI Canada Inc., warrants, expire 2008	105,000	—	—	105,000	—	761
Pusan Bank	11,726,500	—	—	11,726,500	$6,259	194,835
Jumbo SA	4,844,956	—	—	4,844,956	2,225	174,977
Daegu Bank, Ltd.	10,570,000	—	—	10,570,000	6,112	173,477
Schibsted ASA	3,138,000	825,500	—	3,963,500	—	169,320
lululemon athletica inc.*	2,698,000	835,414	—	3,533,414	—	167,378
Fourlis	4,074,000	—	—	4,074,000	—	160,730
Novell, Inc.	17,978,000	—	—	17,978,000	—	123,509
Praktiker Bau- und Heimwerkermärkte
Holding AG	2,748,983	1,020,200	—	3,769,183	—	111,324
Tripod Technology Corp.	28,477,108	1,863,000	—	30,340,108	—	108,908
AMG Advanced Metallurgical Group NV	1,456,000	—	—	1,456,000	—	108,222
BayWa AG	1,892,790	331,744	136,205	2,088,329	—	103,544
Xinao Gas Holdings Ltd.	56,438,000	—	5,400,000	51,038,000	—	100,995
Downer EDI Ltd.	15,773,919	5,259,497	—	21,033,416	127	98,828
Major Drilling Group International Inc.	1,637,500	—	212,500	1,425,000	—	89,870
Heritage Oil Corp.	—	1,564,900	—	1,564,900	—	82,738
Concho Resources Inc.	2,161,240	1,806,680	—	3,967,920	—	81,779
Dolphin Capital Investors Ltd.	32,021,860	—	2,832,940	29,188,920	—	79,505
Kaba Holding AG	107,000	143,800	—	250,800	758	78,312
Lions Gate Entertainment Corp.	7,728,500	521,500	—	8,250,000	—	77,715
Rightmove PLC	6,209,450	2,208,207	—	8,417,657	—	77,146
ArthroCare Corp.	1,394,000	208,000	—	1,602,000	—	76,976
American Medical Systems Holdings, Inc.	3,725,000	1,595,000	—	5,320,000	—	76,927
Jackson Hewitt Tax Service Inc.	2,396,000	—	—	2,396,000	431	76,073
Blue Nile, Inc.	1,037,940	—	—	1,037,940	—	70,642
SkillSoft PLC (ADR)	6,450,000	717,200	—	7,167,200	—	68,518
Jammu and Kashmir Bank Ltd.	3,149,500	—	—	3,149,500	—	68,171
Heartland Payment Systems, Inc.	1,200,000	1,250,000	—	2,450,000	102	65,660
Arbitron Inc.	1,496,760	—	—	1,496,760	150	62,220
China Medical Technologies, Inc. (ADR)	1,686,606	—	291,106	1,395,500	—	61,946
Danieli & C. Officine Meccaniche SpA	2,592,500	—	—	2,592,500	529	61,239
Integra LifeSciences Holdings Corp.	1,578,000	—	120,000	1,458,000	—	61,134
Nishimatsuya Chain Co., Ltd.	3,855,500	1,519,500	—	5,375,000	—	59,329
Pyeong San Co., Ltd.	1,220,032	—	145,032	1,075,000	48	57,418
Andersons, Inc.	1,000,000	247,000	—	1,247,000	97	55,866
Downey Financial Corp.	875,000	900,000	—	1,775,000	105	55,220
Watsco, Inc.	1,133,400	362,653	—	1,496,053	473	54,995
Vital Signs, Inc.	859,690	200,000	—	1,059,690	104	54,171
Ekornes ASA	2,237,598	700,000	—	2,937,598	—	51,637
Nakanishi Inc.	219,800	177,000	—	396,800	226	51,295
TK Corp.	1,580,000	—	—	1,580,000	105	51,246
Genesis Lease Ltd. (ADR)	2,415,000	300,000	—	2,715,000	1,276	50,933
ACI Worldwide, Inc.	—	2,584,000	—	2,584,000	—	49,199
Unitech Corporate Parks PLC	23,399,700	—	2,075,537	21,324,163	—	47,993
Kenmare Resources PLC	39,316,000	5,775,000	—	45,091,000	—	47,298
Kenmare Resources PLC, warrants,
expire 2009	5,775,000	—	5,775,000	—	—	—
Resources Connection, Inc.*	900,000	1,657,500	—	2,557,500	—	46,444
InfoSpace.com, Inc.	1,294,100	1,127,100	—	2,421,200	—	45,519
First Calgary Petroleums Ltd.	9,048,000	1,798,000	—	10,846,000	—	31,579
First Calgary Petroleums Ltd.
(GBP denominated)	4,800,000	—	—	4,800,000	—	13,665
SonoSite, Inc.	93,819	1,237,281	—	1,331,100	—	44,818
Hutchinson Technology Inc.	1,286,035	400,000	—	1,686,035	—	44,376
Apollo Hospitals Enterprise Ltd.	3,275,000	—	—	3,275,000	—	43,449
Honeys Co., Ltd.	1,725,000	57,940	—	1,782,940	—	43,227
Grontmij NV, depository receipts	790,000	359,969	—	1,149,969	—	40,431
BA Energy Inc.	5,661,692	—	—	5,661,692	—	39,927
Navitas Ltd.	21,727,690	—	—	21,727,690	—	39,095
TradeDoubler AB	1,820,000	—	—	1,820,000	—	38,821
Insulet Corp.	2,012,680	—	368,192	1,644,488	—	38,613
Emeco Holdings Ltd.	28,710,000	12,317,381	—	41,027,381	—	38,282
Interhyp AG	454,850	73,000	—	527,850	—	37,837
Trinity Limited	—	82,377,500	—	82,337,500	—	37,485
Union Bank of the Philippines	35,823,500	—	—	35,823,500	—	37,414
Unisteel Technology Ltd.	28,607,000	2,958,000	—	31,565,000	—	36,709
Michaniki SA	4,314,400	—	379,400	3,935,000	—	31,445
Michaniki SA, preference shares	1,626,276	—	754,376	871,900	—	5,212
Veeco Instruments Inc.	1,598,523	457,873	—	2,056,396	—	34,342
Nien Made Enterprise Co., Ltd.	28,170,012	—	—	28,170,012	—	33,771
Volcano Corp.	2,436,800	253,000	—	2,689,800	—	33,649
Internet Capital Group, Inc.	2,600,000	219,000	—	2,819,000	—	33,095
austriamicrosystems AG,
non-registered shares	575,000	140,000	—	715,000	—	32,382
Altra Holdings, Inc.	1,905,548	—	—	1,905,548	—	31,689
Cougar Biotechnology, Inc.	—	1,000,000	—	1,000,000	—	31,091
Ipca Laboratories Ltd.	1,794,000	—	—	1,794,000	160	30,967
JVM Co., Ltd.	506,000	—	—	506,000	180	30,446
Peet’s Coffee & Tea, Inc.	1,015,000	—	—	1,015,000	—	29,506
Thinkware Systems Corp.	—	626,120	—	626,120	—	26,521
Mineral Deposits Ltd.	16,220,000	—	—	16,220,000	—	19,140
Mineral Deposits Ltd. (CAD denominated)	—	6,300,000	—	6,300,000	—	6,982
I-Flow Corp.	1,658,800	—	86,800	1,572,000	—	24,806
Infotech Enterprises Ltd.	3,000,000	—	—	3,000,000	—	23,807
Houston Wire & Cable Co.	600,000	1,078,900	—	1,678,900	126	23,740
Regal Petroleum PLC	7,817,000	—	—	7,817,000	—	23,378
Beacon Roofing Supply, Inc.	2,695,400	—	—	2,695,400	—	22,695
Arpida Ltd.	1,231,509	—	—	1,231,509	—	21,941
Dore Holdings Ltd.	78,934,000	12,570,000	—	91,504,000	443	20,980
Gruppo MutuiOnline SpA	3,160,000	—	—	3,160,000	—	20,096
Vital Images, Inc.	1,023,000	339,000	250,000	1,112,000	—	20,094
Halla Engineering & Construction Corp.	626,000	—	—	626,000	278	19,058
PetMed Express, Inc.	1,500,000	—	—	1,500,000	—	18,150
CpL Resources PCL	2,784,000	—	11,402	2,772,598	—	17,665
G-Shank Enterprise Co., Ltd.	5,884,320	9,150,000	—	15,034,320	—	17,526
Bloomsbury Publishing PLC	5,405,000	—	—	5,405,000	78	16,198
Chuang’s China Investments Ltd.	95,968,000	24,027,000	—	119,995,000	77	14,708
Solomon Mutual Savings Bank	1,062,023	—	—	1,062,023	—	14,350
Hung Poo Real Estate Development Corp.	19,101,120	—	—	19,101,120	—	13,983
Home Federal Bancorp, Inc.	380,000	1,030,751	26,502	1,384,249	19	13,898
Funcom NV	2,628,750	371,250	—	3,000,000	—	13,749
YBM Sisa.com Inc.	824,930	—	—	824,930	257	13,097
Entertainment Rights PLC	42,500,000	—	—	42,500,000	—	13,009
ValueVision Media, Inc., Class A	1,930,000	—	30,000	1,900,000	—	11,951
CDNetworks Co., Ltd.	685,615	—	—	685,615	—	11,665
Trigon Agri A/S	—	3,875,000	—	3,875,000	—	11,043
SourceForge, Inc.*	1,000	4,499,535	—	4,500,535	—	11,026
Hyflux Water Trust	—	19,500,000	—	19,500,000	—	10,911
Norfolk Group Ltd.	6,500,000	—	—	6,500,000	—	10,774
Domino’s Pizza Enterprises Ltd.	—	3,556,986	—	3,556,986	—	10,305
TICON Property Fund	30,400,000	—	—	30,400,000	18	9,768
TICON Property Fund, rights, expire 2007	6,175,000	—	6,175,000	—	—	—
TICON Property Fund, rights, expire 2007	1,425,000	—	1,425,000	—	—	—
Spark Networks, Inc.	2,392,200	—	456,900	1,935,300	—	9,657
Vical Inc.	2,250,279	—	—	2,250,279	—	9,564
Ono Sokki Co., Ltd.	1,609,000	—	—	1,609,000	131	9,249
Introgen Therapeutics, Inc.	2,677,100	—	—	2,677,100	—	7,844
Hythiam, Inc.	2,475,000	25,000	—	2,500,000	—	7,325
Zoloto Resources Ltd.	5,425,000	—	—	5,425,000	—	5,903
CEC Unet PLC	—	35,100,775	—	35,100,775	—	5,210
Vision-Sciences, Inc.	2,096,733	103,267	—	2,200,000	—	4,356
Gaming VC Holdings SA	2,023,800	—	—	2,023,800	486	3,816
Redline Communications Group Inc., Class A	—	787,500	—	787,500	—	3,369
Redline Communications Inc.	3,150,000	—	3,150,000	—	—	—
Phoenix PDE Co., Ltd.	1,500,000	—	—	1,500,000	133	3,149
Energem Resources Inc.	8,002,500	—	500,000	7,502,500	—	2,268
Energem Resources Inc.	2,200,000	—	—	2,200,000	—	665
Energem Resources Inc., warrants,
expire 2009	2,200,000	—	—	2,200,000	—	87
Energem Resources Inc., warrants,
expire 2008	1,200,000	—	—	1,200,000	—	—
Sharper Image Corp.	950,000	—	—	950,000	—	2,660
Imagelinx PLC	21,385,714	—	—	21,385,714	—	473
ZOOTS	25,173	—	—	25,173	—	234
AB Lindex†	5,118,000	—	5.118,000	—	—	—
A-TEC Industries AG†	436,800	35,000	145,049	326,751	—	—
Banyan Tree Holdings Ltd.†	45,405,000	—	8.712,000	36,693,000	—	—
Caspian Energy Inc.†	2,450,000	—	2,450,000	—	—	—
Caspian Energy Inc. (GBP denominated)†	3,450,000	—	3,450,000	—	—	—
Chart Industries, Inc.†	1,555,274	—	1,555,274	—	—	—
CNET Networks, Inc.†	10,655,000	—	8,000,000	2,655,000	—	—
Eastern Property Holdings Ltd. †	219,978	—	161,925	58,053	—	—
Eastern Property Holdings Ltd.,
rights, expire 2007†	—	147,728	147,728	—	—	—
Echelon Corp.†	2,000,000	—	—	2,000,000	—	—
Fleetwood Enterprises, Inc.†	4,405,000	—	1,750,000	2,655,000	—	—
FoxHollow Technologies, Inc.†	2,176,400	—	2,176,400	—	—	—
Gentium SpA (ADR)†	750,000	90,000	840,000	—	—	—
Gentium SpA (ADR), warrants, expire 2011†	90,000	—	90,000	—	—	—
Greatbatch, Inc.†	1,359,700	—	369,300	990,400	—	—
GVK Power & Infrastructure Ltd.†	3,357,464	—	—	3,357,464	—	—
JetBlue Airways Corp.†	9,950,000	—	5,950,000	4,000,000	—	—
Medicis Pharmaceutical Corp., Class A†	3,545,000	—	1,125,000	2,420,000	73	—
Orco Property Group SA†	710,454	—	633,524	76,930	—	—
Samsung Engineering Co., Ltd.†	2,437,640	—	575,000	1,862,640	1,740	—
SFA Engineering Corp.†	592,140	—	592,140	—	—	—
SupportSoft, Inc.†	2,554,400	—	1,819,400	735,000	—	—
Synenco Energy Inc., Class A†	2,050,000	—	—	2,050,000	—	—
Synenco Energy Inc., Class A†	800,000	—	800,000	—	—	—
					$23,326	$5,962,305

*This security was in its initial period of acquisition at 9/30/2007 and was not publicly disclosed.
†Unaffiliated issuer at 12/31/2007.

ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian Dollar
CDI = CREST Depository Interest
GBP = British Pound
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$6,467,051
Gross unrealized depreciation on investment securities	(1,522,938)
Net unrealized appreciation on investment securities	4,944,113
Cost of investment securities for federal income tax purposes	20,656,307

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-935-0208O-S10890

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2008

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: February 28, 2008